UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar.31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number: 28-14218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  May 14, 2013


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:    $64,984 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF Mar. 31, 2013


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

BARRICK GOLD CORP		CS	067901108	  7118	242088	SH		Sole		 21830	0      220258
BHP BILLITON LTD		ADR	088606108	  6741	 98492	SH		Sole		 12032	0       86460
BP PLC				ADR	055622104	   813	 19189	SH		Sole		 19139	0	   50
CHINA MOBILE HONG KONG LTD	ADR	16941M109	  1107	 20832	SH		Sole		 20777	0	   55
DEUTSCHE BANK AG NAMEN		CS	D18190898	   495	 12649	SH		Sole		 12614	0	   35
ERICSSON L M TEL CO		ADR	294821608	  1072	 85062	SH		Sole		 84832	0	  230
GOLD FIELDS LTD NEW		ADR	38059T106	   455	 58727	SH		Sole		 58586	0	  141
HUANENG PWR INTL INC		ADR	443304100	  1087	 25738	SH		Sole		 25668	0	   70
KINROSS GOLD CORP		CS	496902404         4067  512801  SH		Sole		 67910  0      444891
KT CORP				ADR	48268K101	  9843  626511 	SH		Sole		 73221	0      553290
LLOYDS TSB GROUP PLC		ADR	539439109	   737 	245609	SH		Sole		244884	0	  725
MAGNA INTL INC			CS	559222401	  5020	 85514	SH		Sole		  9945 	0       75569
MAKITA CORP			ADR	560877300	   527 	 11922	SH		Sole		 11890	0	   32
NEWMONT MINING CORP		CS	651639106	  9125  217802	SH		Sole		 25699	0      192103
NOVARTIS A G			ADR	66987V109	  1374	 19284	SH		Sole		 19233	0	   51
ROYAL DUTCH SHELL PLC		ADR	780259107	  1124	 16822	SH		Sole		 16777	0	   45
SANOFI-SYNTHELABO		ADR	80105N105	  1422	 27847	SH		Sole		 27772	0	   75
SIEMENS A G			ADR	826197501	  1407	 13049	SH		Sole		 13016	0	   33
SUNCOR ENERGY INC NEW		CS	867224107	  6107	203498	SH		Sole		 25285	0      178213
TEVA PHARMACEUTICAL INDS LTD	ADR	881624209         5343  134622  SH		Sole		 15771  0      118851


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